Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings/ (Accumulated Deficit)	Total DryShips Stockholders Equity	Non-controlling interests	Series B Convertible Preferred Stock
BALANCE value, at Dec. 31, 2012	$ 3,868,019	$ 170	$ (4)	$ 2,841,496	$ (9,175)	$ 13,973	$ 2,846,460	$ 1,021,559
BALANCE shares, at Dec. 31, 2012		16,990,483	(440,000)
Net income/ (loss)	(198,028)					(223,093)	(223,093)	25,065
Issuance of common stock, value	23,438	$ 3		23,435			23,438
Issuance of common stock, shares		275,689
Issuance of non-vested shares, shares		40,000
Issuance of treasury stock, value			$ (4)	4
Issuance of treasury stock, shares			(400,000)
Issuance of subsidiary shares to non-controlling interest	122,960			(46,237)	695		(45,542)	168,502
Other comprehensive income	3,885				2,418		2,418	1,467
Amortization of stock based compensation	11,424			9,955			9,955	1,469
BALANCE value, at Dec. 31, 2013	3,831,698	$ 173	$ (8)	2,828,653	(6,062)	(209,120)	2,613,636	1,218,062
BALANCE shares, at Dec. 31, 2013		17,306,172	(840,000)
Net income/ (loss)	58,020					(47,512)	(47,512)	105,532
Issuance of common stock, value	422,375	$ 109		422,266			422,375
Issuance of common stock, shares		10,888,394
Issuance of non-vested shares, shares		48,000
Issuance of treasury stock, value			$ (6)	6
Issuance of treasury stock, shares			(604,000)
Issuance of subsidiary shares to non-controlling interest	(1,267)			(4,758)	13		(4,745)	3,478
Other comprehensive income	(968)				(573)		(573)	(395)
Amortization of stock based compensation	11,093			9,640			9,640	1,453
Dividends paid	(30,563)							(30,563)
BALANCE value, at Dec. 31, 2014	4,290,388	$ 282	$ (14)	3,255,807	(6,622)	(256,632)	2,992,821	1,297,567
BALANCE shares, at Dec. 31, 2014		28,242,566	(1,444,000)
Net income/ (loss)	(2,808,086)					(2,847,061)	(2,847,061)	38,975
Issuance of common stock, value	(228)			(228)			(228)
Issuance of preferred stock, value	10,000			9,960			10,000		$ 40
Issuance of preferred stock, shares									4,000,000
Issuance of non-vested shares, value		$ 1		(1)
Issuance of non-vested shares, shares		84,000
Conversion of common stock to treasury stock, shares			(720)
Issuance of subsidiary shares to non-controlling interest	1,266			(49,444)	169		(49,275)	50,541
Acquisition of Nautilus Offshore Services Inc.				222		(276)	(54)	54
Other comprehensive income	516				401		401	115
Amortization of stock based compensation	9,364			8,523			8,523	841
Deconsolidation of Ocean Rig	(1,361,282)				6,285		6,285	(1,367,567)
Dividends paid	(20,526)							(20,526)
BALANCE value, at Dec. 31, 2015	$ 121,412	$ 283	$ (14)	$ 3,224,839	$ 233	$ (3,103,969)	$ 121,412	$ 0	$ 40
BALANCE shares, at Dec. 31, 2015		28,326,566	(1,444,720)						4,000,000